Waddell & Reed Advisors
                    International
                    Growth Fund,
                    Inc.

                    Semiannual
                    Report
                    -----------------
                    December 31, 2000

CONTENTS

         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        14     Statement of Assets and Liabilities

        15     Statement of Operations

        16     Statement of Changes in Net Assets

        17     Financial Highlights

        21     Notes to Financial Statements

        27     Independent Auditors' Report

        29     Directors & Officers












This report is submitted for the general information of the shareholders of Waddell & Reed Advisors International Growth Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors International Growth Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF INTERNATIONAL GROWTH FUND
December 31, 2000


Dear Shareholder,


We are delighted to share with you this report on your Fund's operations for the six months ended December 31, 2000.

The last six months marked a volatile time for the markets and the economy. Concerns during the third quarter centered on rising energy prices, a faltering euro, worries about violence in the Middle East and doubts about third quarter corporate earnings reports. In the fourth quarter, those issues were accompanied by a protracted dispute over the presidential election and concern surrounding the potential for the U.S. economy to fall into a recession.

In combination, all of these issues served to depress stock prices as we entered the first quarter of 2001. This environment led to much speculation that the Federal Reserve may be inclined to cut interest rates in early 2001 to help ease recession worries. Nonetheless, the second half of 2000 wrapped up what was one of the worst years for stocks in a decade.

For the last six months, the technology-heavy Nasdaq Composite Index was down
37.71 percent, while the Nasdaq Industrial Index was down 29.60 percent. The two major indexes performed moderately better, as the Standard & Poor's 500 declined
8.77 percent and the Dow Jones Industrial Average increased 4.07 percent.

By contrast, bonds have done fairly well during the last six months. It appears that a combination of the slowing economy, a declining stock market and falling interest rates has helped bond performance during the period.

Going forward, we believe it is essential for investors to maintain a long-term perspective and to stick with specific financial plans. Short-term downturns often create excellent buying opportunities, as well as opportunities to further diversify a portfolio.

Overall, investors have been rewarded well in recent years. We believe that those who continue a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts. Just as we urge you not to become unduly concerned if the market moves downward in the near term, we would urge that you not become too exuberant when it moves higher in similarly short time periods.

It is impossible to predict with certainty where markets will go next, but one thing that remains certain is that a well-thought-out investment plan is important. Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing commitment and support.

Respectfully,

Robert L. Hechler
President

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------
International Growth Fund

                               GOALS: To seek, as a primary goal, long-term appreciation of capital. As a secondary goal, the Fund seeks current income.

                             Strategy:  Invests primarily in common stocks of
                                        foreign companies that the Fund's
                                        investment manager believes have the
                                        potential for long-term growth
                                        represented by economic expansion within a country or region and by the restructuring and/or privatization of particular industries.

                             Founded: 1970

        Scheduled Dividend Frequency: SEMIANNUALLY (June and     December)

Performance Summary - Class A Shares

            Per Share Data
  For the Six Months Ended December 31, 2000
  ------------------------------------------

  Dividend Paid                  $0.01
                                 =====

  Capital Gains Distribution     $2.36
                                 =====

  Net Asset Value on
  12-31-00 $7.97 adjusted to:   $10.33(A)
  6-30-00                        12.43
                                ------
  Change per Share              $(2.10)
                                ======

(A)This number includes the capital gains distribution of $2.36 paid in December 2000 added to the actual net asset value on December 31, 2000.

Past performance is not necessarily indicative of future results.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------     -----------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 12-31-00   -29.25%      -24.94%         -28.11%       -25.83%
 5-year period
  ended 12-31-00    13.36%      14.71%            ---           ---
10-year period
  ended 12-31-00    13.52%      14.20%            ---           ---
Since inception
  of Class(F)        ---          ---            2.35%         4.67%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).


Average Annual Total Return(A)
                         Class C               Class Y(B)
                  -----------------------      ----------
                      With      Without
Period               CDSC(C)     CDSC(D)
------            ----------   ----------
 1-year period
  ended 12-31-00   -25.67%      -25.67%         -24.72%
 5-year period
  ended 12-31-00     ---          ---           15.05%
10-year period
  ended 12-31-00     ---          ---             ---
Since inception
  of Class(E)       5.01%        5.01%          13.48%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(C)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(D)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(E)10-5-99 for Class C shares and 9-27-95 for Class Y shares (the date on which shares were first acquired by shareholders).

Portfolio Highlights

On December 31, 2000, Waddell & Reed Advisors International Growth Fund, Inc. had net assets totaling $1,399,394,698 invested in a diversified portfolio of:

         74.53%     Common Stocks
         18.67%     Cash and Cash Equivalents
          6.80%     Preferred Stocks


As a shareholder of Waddell & Reed Advisors International Growth Fund, Inc., for every $100 you had invested on December 31, 2000, your Fund was invested by geographic region and by industry, respectively, as follows:

    $65.36  Europe
     18.67  Cash and Cash Equivalents
      9.57  Pacific Basin
      2.48  United States
      2.47  Canada
      0.93  Other Regions
      0.52  Scandinavia



    $18.67  Cash and Cash Equivalents
     18.09  Finance, Insurance and Real Estate
               Contracts
     16.31  Miscellaneous Investing Institutions
     16.15  Manufacturing
     12.28  Transportation, Communication, Electric,
               Gas and Sanitary Services
      6.80  Services
      6.44  Contract Construction
      3.34  Mining
      1.92  Wholesale and Retail Trade

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
December 31, 2000

                                              Shares        Value
COMMON STOCKS
Canada - 2.47%
 AT&T Canada Inc.*  ......................  329,000  $  9,602,687
 AT&T Canada Inc., Class B*  .............  200,000     5,801,160
 Nortel Networks Corporation  ............  365,200    11,709,225
 QLT Inc.*  ..............................  266,555     7,480,200
                                                    -------------
                                                       34,593,272
                                                    -------------

China - 0.76%
 China Unicom Limited*  ..................6,960,000    10,663,487
                                                    -------------

Finland - 0.52%
 Nokia Corporation, Series A, ADR  .......  167,900     7,303,650
                                                    -------------

France - 11.34%
 Alcatel  ................................  343,117    19,494,381
 Alcatel Optronics S.A.*  ................   58,800     2,595,849
 ASSURANCES GENERALES DE FRANCE*  ........  262,030    18,209,356
 Bouygues S.A.  ..........................  320,000    14,499,704
 Business Objects S.A., ADR*  ............  170,000     9,631,562
 France Telecom S.A.  ....................  116,600    10,068,439
 Lagardere SCA  ..........................  282,206    16,378,215
 STMicroelectronics N.V.  ................  205,000     8,951,971
 Suez Lyonnaise des Eaux  ................  200,000    36,530,990
 TOTAL FINA ELF, S.A.  ...................  100,000    14,875,344
 Vivendi Universal S.A., ADR  ............  112,500     7,405,977
                                                    -------------
                                                      158,641,788
                                                    -------------

Germany - 4.00%
 Bayerische Hypo- und Vereinsbank
   Aktiengesellschaft ....................  140,000     7,862,145
 Deutsche Post World Net AG (A)*  ........  321,000     6,906,245
 Heyde AG*  ..............................  700,000     8,052,783
 Munchener Ruckversicherungs - Gesellschaft
   Aktiengesellschaft ....................   93,000    33,187,794
                                                    -------------
                                                       56,008,967
                                                    -------------

Hong Kong - 1.17%
 China Mobile (Hong Kong) Limited*  ......3,000,000    16,385,246
                                                    -------------

Ireland - 1.77%
 Bank of Ireland (The)  ..................1,360,450    13,644,753
 CRH public limited company  .............  600,000    11,167,777
                                                    -------------
                                                       24,812,530
                                                    -------------
                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
December 31, 2000

                                              Shares        Value

COMMON STOCKS(Continued)
Italy - 7.89%
 Alleanza Assicurazioni SpA  .............  500,000  $  7,968,264
 Assicurazioni Generali S.p.A.  ..........  699,600    27,790,862
 AutosTrade S.p.A.  ......................2,085,500    13,807,376
 Finmeccanica S.p.A. (A)*  ...............5,100,000     5,823,923
 RAS S.p.A.  .............................  500,000     7,799,226
 Saipem S.p.A.  ..........................3,000,000    16,368,513
 Telecom Italia S.p.A., Ordinary Shares  .1,218,100    13,475,351
 UniCredito Italiano SpA  ................3,316,975    17,350,390
                                                    -------------
                                                      110,383,905
                                                    -------------

Japan - 7.64%
 Canon Inc.  .............................  400,000    13,997,026
 Kyocera Corporation  ....................   89,500     9,763,494
 Matsushita Electric Industrial Co., Ltd.   625,000    14,926,516
 NTT DoCoMo, Inc.  .......................      350     6,031,843
 Nippon Telegraph and
   Telephone Corporation..................    2,500    17,999,300
 Sony Corporation  .......................  200,000    13,822,063
 Takeda Chemical Industries, Ltd.  .......  304,000    17,977,780
 Toshiba Corporation  ....................1,850,000    12,364,622
                                                    -------------
                                                      106,882,644
                                                    -------------

Netherlands - 9.49%
 Akzo Nobel N.V.  ........................  250,000    13,429,130
 EQUANT N.V.*  ...........................  250,000     6,538,484
 Fortis NV  ..............................1,000,000    32,492,860
 Head N.V.*  .............................  767,500     4,461,500
 Koninklijke Ahold N.V.  .................  450,000    14,520,364
 Koninklijke Philips Electronics N.V.,
   Ordinary Shares .......................  596,555    21,859,972
 QIAGEN N.V.*  ...........................  480,000    17,444,722
 Royal Dutch Petroleum Company  ..........  200,000    12,257,133
 VNU N.V.  ...............................  200,000     9,832,377
                                                    -------------
                                                      132,836,542
                                                    -------------

Spain - 3.37%
 Altadis, S.A.  ..........................  500,000     7,747,575
 BANCO SANTANDER CENTRAL HISPANO S.A.  ...1,805,000    19,323,861
 Red Electrica de Espana  ................  700,100     6,607,512
 TELE PIZZA, S.A.*  ......................  815,500    13,478,714
                                                    -------------
                                                       47,157,662
                                                    -------------

                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
December 31, 2000

                                              Shares        Value

COMMON STOCKS (Continued)
Switzerland - 7.49%
 Nestle S.A.  ............................   10,000 $  23,308,873
 Swiss Reinsurance Company ...............    7,800    18,685,947
 UBS AG, REGISTERED SHARES  ..............  200,000    32,620,090
 Zurich Financial Services  ..............   50,000    30,122,711
                                                    -------------
                                                      104,737,621
                                                    -------------

United Kingdom - 14.14%
 Allied Domecq PLC  ......................1,066,150     7,047,369
 Baltimore Technologies plc  .............  854,500     4,408,771
 Barclays PLC  ...........................  325,600    10,089,289
 Bass PLC  ...............................  679,750     7,410,767
 Boots Company PLC (The)  ................1,360,000    12,386,329
 Capita Group plc (The)  .................1,905,400    14,247,629
 Carlton Communications PLC  .............  780,000     7,127,254
 Diageo plc  .............................1,504,000    16,869,240
 Energis plc*  ...........................1,057,875     7,119,234
 Energis plc (A)*  .......................       50           336
 Lloyds TSB Group plc  ...................2,300,000    24,352,722
 Logica plc  .............................  386,529    10,115,947
 Marconi plc  ............................  775,000     8,333,300
 Reckitt Benckiser plc  ..................1,500,000    20,682,765
 Reed International P.L.C.  ..............1,500,000    15,702,750
 Scottish Power plc  .....................1,725,000    13,646,811
 Vodafone Group Plc  .....................5,000,000    18,357,263
                                                    -------------
                                                      197,897,776
                                                    -------------

United States - 2.48%
 JDS Uniphase Corporation*  ..............   88,300     3,675,488
 Pharmacia Corporation  ..................  200,000    12,200,000
 Schlumberger Limited  ...................  150,000    11,990,625
 Transocean Sedco Forex Inc.  ............  150,000     6,900,000
                                                    -------------
                                                       34,766,113
                                                    -------------

TOTAL COMMON STOCKS - 74.53%                       $1,043,071,203
 (Cost: $1,024,863,149)


                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
December 31, 2000

                                              Shares        Value

PREFERRED STOCKS
Brazil - 0.93%
 Petroleo Brasileiro S.A. - Petrobras  ...  555,000   $13,029,692
                                                    -------------

Germany - 5.87%
 MLP AG  .................................  648,960    70,999,566
 Rhoen-Klinikum AG  ......................  215,100    11,130,223
                                                    -------------
                                                       82,129,789
                                                    -------------

TOTAL PREFERRED STOCKS - 6.80%                        $95,159,481
 (Cost: $22,037,915)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Communication - 0.71%
 BellSouth Telecommunications, Inc.,
   6.4%, 2-1-01 ..........................  $10,000     9,944,889
                                                    -------------

 Depository Institutions - 3.36%
 National Australia Funding (DE) Inc.:
   6.52%, 1-4-01 .........................    5,000     4,997,283
   6.57%, 1-4-01 .........................   24,000    23,986,860
 UBS Finance Delaware LLC,
   6.5%, 1-2-01 ..........................   18,035    18,031,744
                                                    -------------
                                                       47,015,887
                                                    -------------

 Electric, Gas and Sanitary Services - 3.13%
 Allegheny Energy Inc.,
   6.62%, 1-17-01 ........................    7,000     6,979,404
 Duke Energy Corp.,
   6.5%, 1-16-01 .........................   15,000    14,959,375
 Nicor Inc.,
   6.58%, 1-25-01 ........................   10,000     9,956,133
 Tampa Electric Co.,
   6.63%, 1-8-01 .........................   12,000    11,984,530
                                                    -------------
                                                       43,879,442
                                                    -------------
                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
December 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value
SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Food and Kindred Products - 1.97%
 Nestle Capital Corp.,
   6.5%, 1-8-01 ..........................  $25,000  $ 24,968,403
 General Mills, Inc.,
   6.7963%, Master Note ..................    2,581     2,581,000
                                                    -------------
                                                       27,549,403
                                                    -------------

 Nondepository Institutions - 0.71%
 PACCAR Financial Corp.,
   6.5163%, Master Note ..................        1         1,000
 Transamerica Finance Corp.,
   6.5%, 1-30-01 .........................   10,000     9,947,639
                                                    -------------
                                                        9,948,639
                                                    -------------

 Oil and Gas Extraction - 1.78%
 Louis Dreyfus Corp. (Dresdner Bank AG),
   6.55%, 1-29-01 ........................    25,000   24,872,639
                                                    -------------

 Paper and Allied Products - 0.50%
 International Paper Company,
   7.65%, 1-5-01 .........................     7,000    6,994,050
                                                    -------------

 Petroleum and Coal Products - 1.78%
 BP Amoco Capital Plc,
   6.52%, 1-9-01 .........................    25,000   24,963,778
                                                    -------------

 Printing and Publishing - 1.07%
 American Greetings Corp.,
   7.35%, 1-10-01 ........................    15,000   14,972,438
                                                    -------------

 Tobacco Products - 0.36%
 Philip Morris Companies Inc.,
   6.69%, 1-11-01 ........................     5,000    4,990,708
                                                    -------------

Total Commercial Paper - 15.37%                      $215,131,873

                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
December 31, 2000

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (backed by irrevocable bank
 letter of credit)
 Nondepository Institutions - 2.22%
 ED&F Man Finance Inc. (Rabobank Nederland):
   6.7%, 1-4-01 ..........................    $5,700$   5,696,818
   6.57%, 1-19-01 ........................    15,483   15,432,138
   6.55%, 1-26-01 ........................    10,000    9,954,514
                                                    -------------
                                                       31,083,470
                                                    -------------

 Primary Metal Industries - 0.50%
 CSN Overseas (Barclays Bank PLC),
   6.5%, 2-8-01 ..........................     7,000    6,951,972
                                                    -------------

Total Commercial Paper (backed by irrevocable bank
 letter of credit) - 2.72%                             38,035,442

Municipal Obligations
 California - 0.43%
 Oakland-Alameda County Coliseum Authority, Lease
   Revenue Bonds (Oakland Coliseum Arena Project),
   1996 Series A-1 Variable Rate Lease Revenue Bonds
   (Taxable), (Canadian Imperial Bank of Commerce),
   6.73%, 1-2-01 .........................     6,000    6,000,000
                                                    -------------

 Louisiana - 0.57%
 Industrial Development Board of the Parish
   Of Calcasieu, Inc., Environmental Revenue
   Bonds (CITGO Petroleum Corporation Project),
   Series 1996 (Taxable), (Westdeutsche
   Landesbank Girozentrale),
   6.65%, 1-11-01 ........................     8,000    8,000,000
                                                    -------------

 Washington - 0.97%
 Wenatchee Valley Clinic, P.S.,
   Floating Rate Taxable Bonds, Series 1998
   (U.S. Bank National Association),
   6.75%, 1-4-01 .........................    13,500   13,500,000
                                                    -------------

Total Municipal Obligations - 1.97%                    27,500,000

TOTAL SHORT-TERM SECURITIES - 20.06%               $  280,667,315
 (Cost: $280,667,315)
                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
December 31, 2000

TOTAL INVESTMENT SECURITIES - 101.39%              $1,418,897,999
 (Cost: $1,327,568,379)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.39%)   (19,503,301)

NET ASSETS - 100.00%                               $1,399,394,698



Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, the value of these securities amounted to $12,730,504 or 0.91% of net assets.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
INTERNATIONAL GROWTH FUND
December 31, 2000
(In Thousands, Except for Per Share Amounts)
ASSETS
 Investment securities -- at value (Notes 1 and 3)     $1,418,898
 Cash   ...........................................             2
 Receivables:
   Investment securities sold .....................        12,577
   Dividends and interest .........................         2,801
   Fund shares sold ...............................         1,139
 Prepaid insurance premium ........................            27
                                                       ----------
    Total assets  .................................     1,435,444
                                                       ----------
LIABILITIES
 Payable to Fund shareholders ............ ........        34,970
 Accrued transfer agency and dividend
   disbursing (Note 2) ............................           369
 Accrued service fee (Note 2)  ....................           235
 Accrued management fee (Note 2)  .................            98
 Accrued distribution fee (Note 2)  ...............            51
 Accrued accounting services fee (Note 2)  ........            10
 Accrued shareholder servicing - Class Y (Note 2)               2
 Other  ...........................................           314
                                                       ----------
    Total liabilities  ............................        36,049
                                                       ----------
      Total net assets ............................    $1,399,395
                                                       ==========
NET ASSETS
 $1.00 par value capital stock:
   Capital stock ..................................    $  175,592
   Additional paid-in capital .....................     1,245,096
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment
    income ........................................           964
   Distribution in excess of net realized gains
    on investment transactions  ...................      (113,473)
   Net unrealized appreciation in value
    of investments  ...............................        91,330
   Net unrealized depreciation in value of foreign
    currency exchange  ............................          (114)
                                                       ----------
    Net assets applicable to outstanding
      units of capital ............................    $1,399,395
                                                       ==========
Net asset value per share (net assets divided
 by shares outstanding):
 Class A  .........................................         $7.97
 Class B ..........................................         $7.84
 Class C  .........................................         $7.87
 Class Y  .........................................         $7.97
Capital shares outstanding:
 Class A  .........................................       170,524
 Class B ..........................................         2,582
 Class C  .........................................           402
 Class Y  .........................................         2,084
Capital shares authorized .........................       400,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
INTERNATIONAL GROWTH FUND
For the Six Months Ended December 31, 2000
(In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization .......................    $   8,812
   Dividends (net of foreign withholding
    taxes of $879)  ................................        5,430
                                                         --------
    Total income  ..................................       14,242
                                                         --------
 Expenses (Note 2):
   Investment management fee .......................        6,742
   Service fee:
    Class A  ......................................         1,840
    Class B  ......................................            26
    Class C  ......................................             4
   Transfer agency and dividend
    disbursing:
    Class A  ......................................         1,701
    Class B  ......................................            72
    Class C  ......................................             8
   Custodian fees ..................................          652
   Distribution fee:
    Class A  ......................................            99
    Class B  ......................................            77
    Class C  ......................................            13
   Accounting services fee .........................           56
   Audit fees ......................................           14
   Shareholder servicing - Class Y .................           14
   Legal fees ......................................            9
   Other ...........................................          160
                                                         --------
    Total expenses  ................................       11,487
                                                         --------
      Net investment income  .......................        2,755
                                                         --------
REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities  ..................     (113,581)
 Realized net loss on foreign currency
   transactions ....................................         (522)
                                                         --------
   Realized net loss on investments ................     (114,103)
                                                         --------
 Unrealized depreciation in value of securities
   during the period................................     (176,054)
 Unrealized depreciation in value of foreign
   currency exchange during the period .............          (54)
                                                         --------
   Unrealized depreciation on investments ..........     (176,108)
                                                         --------
    Net loss on investments  .......................     (290,211)
                                                         --------
      Net decrease in net assets resulting from
       operations  .................................    $(287,456)
                                                         ========
                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
INTERNATIONAL GROWTH FUND
(In Thousands)
                                           For the      For the
                                         six months   fiscal year
                                            ended        ended
                                        December 31,   June 30,
                                            2000         2000
INCREASE (DECREASE) IN NET ASSETS       ------------ ------------
 Operations:
   Net investment income (loss) ........  $    2,755      $(5,138)
   Realized net gain (loss)
    on investments  ....................    (114,103)     419,937
   Unrealized appreciation
    (depreciation)  ....................    (176,108)      76,286
                                          ----------   ----------
    Net increase (decrease) in net assets
      resulting from operations ........    (287,456)     491,085
                                          ----------   ----------
 Distributions to shareholders(Note 1F):*
   From net investment income:
    Class A  ...........................      (1,195)      (2,768)
    Class B  ...........................         ---          ---
    Class C  ...........................         ---          ---
    Class Y  ...........................         (74)         (52)
   From realized gains on securities transactions:
    Class A  ...........................    (202,761)    (173,437)
    Class B  ...........................      (2,984)        (271)
    Class C  ...........................        (436)         (41)
    Class Y  ...........................      (2,441)      (1,742)
   In excess of realized gains on securities transactions:
    Class A  ...........................    (110,390)         ---
    Class B  ...........................      (1,624)         ---
    Class C  ...........................        (238)         ---
    Class Y  ...........................      (1,329)         ---
                                          ----------   ----------
                                            (323,472)    (178,311)
                                          ----------   ----------
 Capital share transactions (Note 5)  ..     255,190      180,989
                                          ----------   ----------
      Total increase (decrease) ........    (355,738)     493,763
NET ASSETS
 Beginning of period  ..................   1,755,133    1,261,370
                                          ----------   ----------
 End of period  ........................   1,399,395   $1,755,133
                                          ==========   ==========
   Undistributed net investment
    income  ............................        $964         $---
                                             =======       ======
                 *See "Financial Highlights" on pages 17 - 20.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                    For the
                        six
                     months    For the fiscal year ended June 30,
                      ended    ----------------------------------
                   12/31/00    2000   1999    1998   1997    1996
                   --------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ........... $12.43   $9.97 $11.85  $10.61  $8.95   $8.68
                     ------  ------ ------  ------ ------   -----
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...   0.02   (0.04)  0.05    0.07   0.07    0.08
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (2.11)   3.96  (0.74)   3.01   1.94    0.86
                     ------  ------ ------  ------ ------   -----
Total from investment
 operations   ......  (2.09)   3.92  (0.69)   3.08   2.01    0.94
                     ------  ------ ------  ------ ------   -----
Less distributions:
 From net investment
   income ..........  (0.01)  (0.02) (0.04)  (0.06) (0.09)  (0.07)
 From capital gains   (1.53)  (1.44) (1.15)  (1.78) (0.26)  (0.60)
 In excess of
   capital gains ...  (0.83)  (0.00) (0.00)  (0.00) (0.00)  (0.00)
                     ------  ------ ------  ------ ------   -----
Total distributions   (2.37)  (1.46) (1.19)  (1.84) (0.35)  (0.67)
                     ------  ------ ------  ------ ------   -----
Net asset value,
 end of period  ....  $7.97  $12.43  $9.97  $11.85 $10.61   $8.95
                     ======  ====== ======  ====== ======   =====
Total return* ...... -16.60%  39.43% -5.40%  34.49% 23.03%  11.70%
Net assets, end of
 period (in
 millions)  ........ $1,359  $1,713 $1,252  $1,331   $978    $771
Ratio of expenses
 to average net
 assets  ...........   1.42%** 1.41%  1.30%   1.23%  1.28%   1.25%
Ratio of net
 investment income
 (loss) to average
 net assets  .......   0.36%**-0.32%  0.52%   0.67%  0.78%   0.89%
Portfolio turnover
 rate  .............  67.23% 112.68%149.45% 114.34%109.71%  58.64%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                           For the
                            For the         period
                                six           from
                             months       10/4/99*
                              ended        through
                           12/31/00        6/30/00
                           --------        -------
Net asset value,
 beginning of period         $12.34         $10.79
                             -----          -----
Income (loss) from investment
 operations:
 Net investment loss          (0.03)         (0.00)
 Net realized and
   unrealized gain (loss)
   on investments ..          (2.11)          2.99
                             -----          -----
Total from investment
 operations  .......          (2.14)          2.99
                             -----          -----
Less distributions:
 From net investment
   income ..........          (0.00)         (0.00)
 From capital gains           (1.53)         (1.44)
 In excess of
   capital gains ...          (0.83)         (0.00)
                             -----          -----
Total distributions           (2.36)         (1.44)
                             -----          -----
Net asset value,
 end of period  ....          $7.84         $12.34
                             =====          =====
Total return .......         -17.12%         38.20%
Net assets, end of
 period (in
 millions)  ........            $20            $19
Ratio of expenses to
 average net assets            2.66%**        2.71%**
Ratio of net investment
 loss to average
 net assets  .......          -0.89%**       -0.97%**
Portfolio turnover
 rate  .............          67.23%        112.68%***

  *Commencement of operations.
 **Annualized.
***For the twelve months ended June 30, 2000.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                           For the
                            For the         period
                                six           from
                             months       10/5/99*
                              ended        through
                           12/31/00        6/30/00
                            -------        -------
Net asset value,
 beginning of period         $12.36         $10.78
                             -----          -----
Income (loss) from investment
 operations:
 Net investment income (loss) (0.03)          0.01
 Net realized and
   unrealized gain (loss)
   on investments ..          (2.10)          3.01
                             -----          -----
Total from investment
 operations  .......          (2.13)          3.02
                             -----          -----
Less distributions:
 From net investment
   income ..........          (0.00)         (0.00)
 From capital gains           (1.53)         (1.44)
 In excess of
   capital gains ...          (0.83)         (0.00)
                             -----          -----
Total distributions           (2.36)         (1.44)
                             -----          -----
Net asset value,
 end of period  ....          $7.87         $12.36
                             =====          =====
Total return .......         -17.01%         38.43%
Net assets, end of
 period (in
 millions)  ........             $3             $3
Ratio of expenses to
 average net assets            2.47%**        2.50%**
Ratio of net investment
 loss to average
 net assets  .......          -0.71%**       -0.73%**
Portfolio turnover
 rate  .............          67.23%        112.68%***

  *Commencement of operations.
 **Annualized.
***For the twelve months ended June 30, 2000.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                                          For the
                    For the                               period
                      six         For the fiscal           from
                    months        year ended June 30,    9/27/95*
                     ended  ----------------------------- through
                   12/31/00    2000   1999    1998   1997 6/30/96
                   --------  ------ ------  ------ --------------
Net asset value,
 beginning of period $12.46   $9.97 $11.85  $10.62  $8.95   $9.21
                     ------  ------ ------  ------ ------  ------
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...   0.04   (0.01)  0.09    0.10   0.09    0.12
 Net realized and
   unrealized gain (loss)
   on investments...  (2.12)   3.98  (0.74)   3.00   1.95    0.30
                     ------  ------ ------  ------ ------  ------
Total from investment
 operations ........  (2.08)   3.97  (0.65)   3.10   2.04    0.42
                     ------  ------ ------  ------ ------  ------
Less distributions:
 From net investment
   income...........  (0.05)  (0.04) (0.08)  (0.09) (0.11)  (0.08)
 From capital gains   (1.53)  (1.44) (1.15)  (1.78) (0.26)  (0.60)
 In excess of
   capital gains ...  (0.83)  (0.00) (0.00)  (0.00) (0.00)  (0.00)
                     ------  ------ ------  ------ ------  ------
Total distributions.  (2.41)  (1.48) (1.23)  (1.87) (0.37)  (0.68)
                     ------  ------ ------  ------ ------  ------
Net asset value,
 end of period .....  $7.97  $12.46  $9.97  $11.85 $10.62   $8.95
                     ======  ====== ======  ====== ======  ======
Total return ....... -16.50%  39.97% -5.06%  34.71% 23.45%   5.44%
Net assets, end of
 period (in
 millions)  ........    $17     $20     $9      $9     $7      $5
Ratio of expenses
 to average net
 assets ............   1.11%** 1.12%  0.99%   0.97%  1.04%   0.98%**
Ratio of net
 investment income
 to average
 net assets ........   0.67%** 0.03%  0.85%   0.93%  1.02%   2.60%**
Portfolio
 turnover rate .....  67.23% 112.68%149.45% 114.34%109.71%  58.64%**

 *Commencement of operations.
**Annualized.
                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2000

NOTE 1 -- Significant Accounting Policies

     Waddell & Reed Advisors International Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is the long-term appreciation of your investment. Realization of income is a secondary goal. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Forward foreign currency exchange contracts -- A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are "marked-to-market" daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Fund's financial statements. Gains or losses are realized by the Fund at the time the forward contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The Fund uses forward contracts to attempt to reduce the overall risk of its investments.

E. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

F. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Prior to September 1, 2000, the Accounting Services Agreement was as shown in the following table.

                            Accounting Services Fee
                   Average
                Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10           $      0
           From $   10 to $   25           $ 10,000
           From $   25 to $   50           $ 20,000
           From $   50 to $  100           $ 30,000
           From $  100 to $  200           $ 40,000
           From $  200 to $  350           $ 50,000
           From $  350 to $  550           $ 60,000
           From $  550 to $  750           $ 70,000
           From $  750 to $1,000           $ 85,000
                $1,000 and Over            $100,000

     For Class A, Class B and Class C shares, the Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3625 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     Prior to September 1, 2000, for Class A, Class B and Class C shares, the Fund paid WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,575,941. During the period ended December 31, 2000, W&R received $19,930 and $2,095 in deferred sales charges for Class B and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $1,078,406 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R, on an annual basis, a service fee of up to 0.25% of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

     The Fund paid Directors' fees of $24,619, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

     Purchases of investment securities, other than short-term securities and U.S. Government obligations, aggregated $884,302,389 while proceeds from maturities and sales aggregated $882,072,784. Purchases of short-term securities aggregated $3,823,453,058 while proceeds from maturities and sales aggregated $3,843,333,425. No U.S. Government obligations were purchased or sold during the period.

     For Federal income tax purposes, cost of investments owned at December 31, 2000 was $1,327,568,379, resulting in net unrealized appreciation of $91,329,620, of which $199,465,869 related to appreciated securities and $108,136,249 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $420,378,887 during its fiscal year ended June 30, 2000, which has been distributed to the Fund's shareholders.

NOTE 5 -- Multiclass Operations

     The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock are summarized below.  Amounts are in thousands.
                            For the       For the
                         six months   fiscal year
                              ended         ended
                       December 31,      June 30,
                               2000          2000
                       ------------  ------------
Shares issued from sale
 of shares:
 Class A  ............       85,994       130,486
 Class B .............          644         1,586
 Class C .............          164           247
 Class Y  ............          129           924
Shares issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A  ............       38,528        13,862
 Class B .............          593            22
 Class C .............           87             3
 Class Y  ............          452           132
Shares redeemed:
 Class A  ............      (91,754)     (132,151)
 Class B .............         (220)          (42)
 Class C .............          (87)          (13)
 Class Y  ............         (121)         (373)
                         ----------   -----------
Increase in outstanding
 capital shares ......       34,409        14,683
                         ==========   ===========
Value issued from sale
 of shares:
 Class A  ............     $929,863    $1,635,518
 Class B .............        7,094        20,924
 Class C .............        1,760         3,260
 Class Y  ............        1,285        11,568
Value issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A  ............      303,218       171,474
 Class B .............        4,587           271
 Class C .............          673            41
 Class Y  ............        3,555         1,632
Value redeemed:
 Class A  ............     (992,423)   (1,658,118)
 Class B .............       (2,245)         (538)
 Class C .............         (890)         (170)
 Class Y  ............       (1,287)       (4,873)
                           --------      --------
Increase in outstanding
 capital                   $255,190      $180,989
                           ========      ========

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders,
Waddell & Reed Advisors International Growth Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors International Growth Fund, Inc. (the "Fund") as of December 31, 2000, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 2000, and the financial highlights for the six-month period ended December 31, 2000, and for each of the five fiscal years in the period ended June 30, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors International Growth Fund, Inc. as of December 31, 2000, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended June 30, 2000, and the financial highlights for the six-month period ended December 31, 2000, and for each of the five fiscal years in the period ended June 30, 2000, in conformity with accounting principles generally accepted in the United States of America.





Deloitte & Touche LLP
Kansas City, Missouri
February 2, 2001

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.


DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin

OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Thomas A. Mengel, Vice President
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.









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FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355


Our INTERNET address is:
  http://www.waddell.com

NUR1002SA(12-00)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.